Contingencies and Commitments (Tables)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments
Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2014 are as follows:

For the year ended September 30,
2015	$66,488
2016	50,687
2017	42,728
2018	37,904
2019	31,184
Thereafter	36,534

$265,525